Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	Office premises	Motor vehicles	Total
	RM	RM	RM
Cost

At January 1, 2023	952,191	-	952,191
Additions	639,093	275,542	914,635
At December 31, 2023	1,591,284	275,542	1,866,826
Additions	-	-	-
At December 31, 2024	1,591,284	275,542	1,866,826

Accumulated depreciation
At January 1, 2023	238,048	-	238,048
Charges	397,283	27,554	424,837
At December 31, 2023	635,331	27,554	662,885
Charges	636,944	27,554	664,498
At December 31, 2024	1,272,275	55,108	1,327,383

Carrying amount:
At December 31, 2023	955,953	247,988	1,203,941
At December 31, 2024	319,009	220,434	539,443
At December 31, 2024 (US$)	71,360	49,310	120,670